MATERIAL ACCOUNTING POLICIES AND PRACTICES - Exchange Rates (Details) - brazilianReal	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
U.S. dollar
Disclosure of changes in accounting estimates [line items]
Final rate	5.5024	6.1923
Variation of foreign currency transactions final rate	(11.10%)
Average rate	5.5855	5.8369
Variation of foreign currency transactions average rate	(4.30%)
Euro
Disclosure of changes in accounting estimates [line items]
Final rate	6.4692	6.4363
Variation of foreign currency transactions final rate	0.50%
Average rate	6.3095	6.2275
Variation of foreign currency transactions average rate	1.30%